Summary of Significant Accounting Policies (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) customer	Mar. 31, 2022 USD ($) customer	Mar. 31, 2023 USD ($) customer	Mar. 31, 2022 USD ($) customer	Sep. 30, 2022 USD ($) customer	Sep. 30, 2021 USD ($) customer	Oct. 01, 2019 USD ($)
Summary of Significant Accounting Policies
Total proceeds from sales of available-for-sale securities	$ 0		$ 25,900
Realized gains	0		900
Revenue	13,474	$ 10,694	26,279	$ 21,394
Operating lease right-of-use assets	972		972		$ 890
Services
Summary of Significant Accounting Policies
Revenue	1,453	1,184	2,981	2,375
Services | Transferred at Point in Time
Summary of Significant Accounting Policies
Revenue	100	0	300	0
Services | Transferred over Time
Summary of Significant Accounting Policies
Revenue	$ 1,400	$ 1,200	$ 2,700	$ 2,400
Mariadb Corporation Ab
Summary of Significant Accounting Policies
Revenue					43,685	$ 36,028
Advertising costs					5,500	3,300
Pension benefits expense					900	600
Operating lease right-of-use assets					890	1,645	$ 2,300
Mariadb Corporation Ab | Services
Summary of Significant Accounting Policies
Revenue					5,234	4,222
Mariadb Corporation Ab | Services | Transferred at Point in Time
Summary of Significant Accounting Policies
Revenue					200	500
Mariadb Corporation Ab | Services | Transferred over Time
Summary of Significant Accounting Policies
Revenue					$ 5,000	$ 3,700
Minimum | Mariadb Corporation Ab
Summary of Significant Accounting Policies
Estimated useful life					2 years
Maximum | Mariadb Corporation Ab
Summary of Significant Accounting Policies
Estimated useful life					5 years
Customer Concentration | Customer 1 | Mariadb Corporation Ab
Summary of Significant Accounting Policies
Number of customers | customer					0	1
Accounts Receivable | Customer Concentration
Summary of Significant Accounting Policies
Number of customers | customer	1		1		0
Accounts Receivable | Customer Concentration | Customer 1
Summary of Significant Accounting Policies
Revenue percentage			53.20%
Accounts Receivable | Customer Concentration | Customer 1 | Mariadb Corporation Ab
Summary of Significant Accounting Policies
Revenue percentage					10.00%	12.80%
Revenue | Customer Concentration
Summary of Significant Accounting Policies
Number of customers | customer	0	0	0	0
Revenue | Customer Concentration | Customer 1 | Mariadb Corporation Ab
Summary of Significant Accounting Policies
Revenue percentage					10.00%	10.00%
Number of customers | customer					0	0
U.S. Treasury Bills
Summary of Significant Accounting Policies
Investment securities					$ 26,000
U.S. Treasury Bills | Mariadb Corporation Ab
Summary of Significant Accounting Policies
Investment securities					$ 26,000